Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of December 31, 2021 and December 31, 2020 are as follows:

	Balance as of December 31,
	2021	2020
Grants	970,557	1,028,765
Other liabilities	293,187	201,002
Grant and other non-current liabilities	1,263,744	1,229,767